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NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON — SAN FRANCISCO

August 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Pennsylvania Investment Quality Municipal Fund (the “Registrant”);
File No. 333-190000

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares and MuniFund Term Preferred Shares (“MTP Shares”) in connection with the reorganizations of Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 into the Registrant (the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on July 17, 2013 relating to the issuance of common shares and MTP Shares in connection with the Reorganizations (the “Registration Statement”), in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on August 20, 2013, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated August 28, 2013). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours, /s/ Nathaniel Segal

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